United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/29/12

Date of Reporting Period:  Quarter ended 05/31/11

Item 1.                      Schedule of Investments

Edward Jones Money Market Fund

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 39.3%
$222,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.167% - 0.201%, 6/11/2011 - 8/20/2011	221,984,179
34,779,000		Federal Farm Credit System Notes, 0.300%, 2/1/2012	34,797,563
300,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.031% - 0.050%, 6/8/2011 - 8/30/2011	299,988,112
1,469,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.094% - 0.201%, 6/1/2011 - 8/10/2011	1,469,502,618
1,194,275,000		Federal Home Loan Bank System Notes, 0.120% - 3.625%, 6/1/2011 - 4/25/2012	1,194,350,486
151,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.170% - 0.210%, 8/10/2011 - 9/12/2011	150,931,161
820,024,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.141% - 0.260%, 6/1/2011 - 8/5/2011	819,696,179
207,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% - 0.159%, 6/6/2011	206,834,728
37,000,000		Federal Home Loan Mortgage Corp. Notes, 4.750%, 3/5/2012	38,267,840
243,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.150%, 6/28/2011 - 9/7/2011	242,963,046
471,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.092% - 0.157%, 6/11/2011 - 6/27/2011	470,953,647
238,360,000		Federal National Mortgage Association Notes, 0.875% - 5.375%, 8/15/2011 - 3/30/2012	240,219,879
		TOTAL GOVERNMENT AGENCIES	5,390,489,438
		U.S. Treasury – 5.1%
105,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	106,294,683
407,000,000		United States Treasury Notes, 1.000% - 4.875%, 7/31/2011	408,785,906
33,000,000		United States Treasury Notes, 1.750%, 11/15/2011	33,224,962
46,000,000		United States Treasury Notes, 4.625%, 2/29/2012	47,516,614
100,000,000		United States Treasury Notes, 5.125%, 6/30/2011	100,391,335
		TOTAL U.S. TREASURY	696,213,500
		Repurchase Agreements – 55.3%
520,000,000	[3]	Interest in $1,797,000,000 joint repurchase agreement 0.10%, dated 5/13/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,797,334,442 on 7/22/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2041 and the market value of those underlying securities was $1,836,868,310.	520,000,000
500,000,000		Interest in $1,732,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,732,006,736 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,773,897,729.	500,000,000
286,000,000	[3]	Interest in $940,000,000 joint repurchase agreement 0.10%, dated 4/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,156,667 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2041 and the market value of those underlying securities was $963,107,432.	286,000,000
472,140,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478.	472,140,000
459,000,000	[3]	Interest in $1,571,000,000 joint repurchase agreement 0.07%, dated 5/11/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,571,152,736 on 6/30/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,607,160,113.	459,000,000
1,000,000,000		Interest in $4,825,000,000 joint repurchase agreement 0.11%, dated 5/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,825,014,743 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $4,921,515,106.	1,000,000,000
972,867,000		Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,008,333 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $3,060,008,501.	972,867,000
459,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,330,417 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2041 and the market value of those underlying securities was $1,530,193,375.	459,000,000

Principal Amount			Value
$343,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 5/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,106,667 on 6/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $1,537,183,609.	343,000,000
450,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $1,020,003,967.	450,000,000
880,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.13%, dated 5/31/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,050,556 on 6/7/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2041 and the market value of those underlying securities was $2,060,007,439.	880,000,000
450,000,000		Interest in $1,200,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,200,004,667 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2041 and the market value of those underlying securities was $1,224,004,061.	450,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/25/2041 and the market value of those underlying securities was $1,021,371,043.	500,000,000
290,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,350,000 on 7/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2050 and the market value of those underlying securities was $1,030,197,122.	290,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	7,582,007,000
		TOTAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[4]	13,668,709,938
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	43,758,617
		TOTAL NET ASSETS — 100%	$13,712,468,555
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Edward Jones Money Market Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011